Stockholders' Equity and Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity and Stock Based Compensation [Abstract]
Stockholders' Equity and Stock Based Compensation

Note 10 - Stockholders’ Equity and Stock Based Compensation

Preferred Stock

We are authorized to issue 35,000,000 shares of noncumulative, non-voting, nonconvertible preferred stock, $0.001 par value per share at June 30, 2014. At June 30, 2014 and December 31, 2013, no shares of preferred stock were outstanding.

Common Stock

We are authorized to issue 450,000,000 shares of common stock, $0.001 par value per share at June 30, 2014.  At June 30, 2014 and December 31, 2013, 100,669,278 and 93,024,117 shares were issued and outstanding, respectively.

During the six-month period ended June 30, 2014, we issued the following shares of restricted common stock at fair market value unless otherwise noted below.

In Consideration For	Award Date	Date of Issue	Number of Shares		Price		Value
Stock based compensation	01/01/14	01/01/14	1,500,000		$0.88	*	1,500
Stock based compensation	04/30/13	02/04/14	5,000,000		$0.17	*	5,000
Stock based compensation	02/04/14	02/04/14	1,500,000		$0.64	*	1,500
Acquisition services	N/A	05/15/14	500,000	**	$0.47		235,000
Acquisition of NACSV	N/A	06/16/14	645,161		$0.31	***	200,000
Stock based compensation forfeited		06/03/14	(1,500,000)				(1,500)
Net change in shares issued			7,645,161				$441,500

* Stock-based compensation was calculated at fair value on the grant date and the expense is being amortized over the vesting period and service period.  $1,792,713 of compensation expense will be recognized through April 30, 2016.

** 1.3 Million additional shares are due to be issued.

*** Issued at $0.31 per share. The fair market value on the date of issuance was $0.33 per share and the Company recognized an acquisition expense of $12,903 related to the $0.02 share discount.

Common Stock Warrants

We have issued warrants as follows:

Class of Warrant	Issued in connection with or for	Number		Exercise Price	Date of Issue	Date Vest	Date of Expiration
A-1	Debt	1,750,000	(1)	$0.10	December 2012	December 2013	December 2015
A-2	Services	1,000,000		$0.15	May 2013	May 2014	May 2018
A-3	Services	500,000		$0.50	June 2013	June 2014	June 2018
A-4	Services	1,000,000		$1.00	October 2013	October 2013	October 2016

1.	1,250,000 shares were exercised on December 18, 2013. We issued the shares in the name of the investor on December 18, 2013 in anticipation of payment. At December 31, 2013 we had not received payment and recorded a stock subscription receivable from the investor. On January 24, 2014 we received the proceeds and released the shares to the investor.

The valuation of warrants is estimated at the grant date based on the fair-value as calculated by the Black-Scholes Merton (“BSM”) pricing model. The BSM pricing model incorporates various assumptions including expected volatility, expected life and interest rates. The Company’s computation of expected life is based on the simplified method as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term due to the limited period of time its equity shares have been publicly traded. The interest rate is based on the U.S. Treasury Yield curve in effect at the time of grant. The Company’s computation of expected volatility is based on comparable companies’ average historical volatility. The Company does not expect to pay dividends. While the Company believes these estimates are reasonable, the estimated compensation expense would increase if the expected life was increased or a higher expected volatility was used. The Company recognizes warrant expense cost as expense on a straight-line basis over the requisite service period.

The following is a summary of outstanding and exercisable warrants at June 30, 2014:

	Outstanding			Exercisable
Range of Exercise Prices	Weighted Average Number Outstanding at 06/30/14	Outstanding Remaining Contractual Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 06/30/14	Weighted Average Exercise Price
$0.10	1,750,000	1.51	$0.10	1,750,000	$0.10
$0.15	1,000,000	3.85	$0.15	1,000,000	$0.15
$0.50	500,000	4.01	$0.50	500,000	$0.50
$1.00	1,000,000	2.30	$1.00	1,000,000	$1.00
$0.37	4,250,000	2.92	$0.37	4,250,000	$0.37

The aggregate intrinsic value of warrants outstanding at June 30, 2014 was $527,500. Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the exercise price of the warrant multiplied by the number of warrants outstanding or exercisable.

Equity Awards

Stock Incentive Plans

2014 Global Digital Solutions Equity Incentive Plan

On February 2, 2014 our board of directors approved the 2014 Global Digital Solutions Equity Incentive Plan and reserved 20,000,000 shares of our common stock for issuance pursuant to awards thereunder. A Revised Plan (the “Plan”), was approved by a majority of shareholders of the Company on May 9, 2014. The Plan is intended as an incentive, to retain in the employ of and as directors, our officers, employees, consultants and advisors, and to attract new officers, employees, directors, consultants and advisors whose services are considered valuable, to encourage the sense of proprietorship and to stimulate the active interest of such persons in the development and financial success of the Company and its subsidiaries.

A summary of the Company’s stock option activity for the three-month period ended June 30, 2014 is as follows:

		Weighted	Weighted
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price Per	Contractual	Intrinsic
	Options	Share	Term	Value
Balance at December 31, 2013
Options granted	5,500,000	$0.64	9.6	$0.00
Options exercised	-
Options forfeited	-
Balance at June 30, 2014	5,500,000	$0.64	9.6	$0.00
Exercisable at June 30, 2014	-	-	-	-
Exercisable after June 30, 2014	5,500,000	$0.64	9.6	$0.00

Stock-Based Compensation

Stock Options

Stock-based compensation cost for stock options is estimated at the grant date based on the fair-value as calculated BSM option-pricing model utilizing the assumptions discussed below. The Company recognizes stock-based compensation cost as expense on a straight-line basis over the requisite service period.

We granted 5,500,000 options during the six-month period ended June 30, 2014 resulting in stock-based compensation expense of $1,759,998 and $2,453,330 for the three and six-month periods ended June 30, 2014, respectively. The options are exercisable at $0.64 and expire in between February 2024 and March 2024. As of June 30, 2014, there was $1,066,670 of total unrecognized stock-based compensation cost related to these stock options that will be recognized during the next quarter.

The significant weighted average assumptions relating to the valuation of the Company’s options for the period ended June 30, 2014 were as follows:

Dividend yield	0.00%
Expected life (years)	5.25
Expected volatility	718.70%
Risk free interest rate	1.80%

Restricted Stock Grants

Since January 2013, we have issued restricted stock to officers, advisors and consultants in lieu of cash compensation. A summary of restricted stock outstanding as of June 30, 2014 and changes during the six months then ended is presented below:

Unvested at January 1, 2014	10,500,000
Issued	3,500,000
Vested	(8,000,000)
Forfeited	(1,500,000)
Unvested at June 30, 2014	4,500,000

We recorded stock-based compensation expense related to this restricted stock of $745,113 and $841,848 for the three-month periods ended June 30, 2014 and 2013, respectively, and $2,068,579 and $1,063,387 for the six-month periods ended June 30, 2014 and 2013, respectively. As of June 30, 2014 there was $1,792,713 of total unrecognized stock-based compensation expense related to these restricted stock grants that will be recognized through June 2016.

Subsequent to June 30, 2014, we have agreed to issue up to 12 million shares of restricted stock as more fully discussed in Note 14 – Subsequent Events.

Note 8 - Stockholders’ Equity

Preferred Stock

We are authorized to issue 10,000,000 shares of noncumulative, non-voting, nonconvertible preferred stock, $0.001 par value per share.  At December 31, 2013 and 2012, no shares of preferred stock were outstanding.

Common Stock

We are authorized to issue 175,000,000 shares of common stock, $0.001 par value per share.  At December 31, 2013 and 2012, 93,024,117 and 52,263,451 shares were issued and outstanding, respectively.

During the years ended December 31, 2012 and 2013, we issued the following shares of restricted common stock.  At the time of issuance, the issue price was negotiated between the Company and the recipient.

In Consideration For	Date of Issue	Number of Shares	Issue Price		Value
2012
Bronco Acquisition	01/01/12	4,289,029	$0.035		$150,116
Debt Conversion	04/28/12	3,300,000	$0.002		$6,600
Debt Conversion	05/21/12	6,043,801	$0.052		$314,278
Debt Conversion	09/10/12	2,202,900	$0.500		$1,101,450
Private Placement for Working Capital	01/16/12	416,667	$0.060		$25,000
Private Placement for Working Capital	05/18/12	250,000	$0.100		$25,000
Private Placement for Working Capital	05/21/12	250,000	$0.100		$25,000
Private Placement for Working Capital	10/15/12	750,000	$0.100		$50,000
Preferred Stock Conversion	10/15/12	500,000	$0.002		$1,000
Rent	12/31/12	150,000	$0.090		$13,500
Services	05/21/12	250,000	$0.052		$13,000
Services	10/15/12	500,000	$0.050		$25,000
Services	10/15/12	250,000	$0.052		$13,000

2013
Services	01/01/13	1,000,666	$0.100		$99,700
Stock-based compensation	01/10/13	11,000,000	$0.120	*	$11,000
Services	04/15/13	500,000	$0.100		$50,000
Private placement	04/15/13	250,000	$0.100		$25,000
Private placement	05/31/13	200,000	$0.250		$50,000
Private placement	06/06/13	2,150,000	$0.250		$537,500
Services	06/25/13	310,000	$0.500		$155,000
Stock based compensation	06/25/13	15,000,000	$0.260	*	$15,000
Private placement	06/25/13	408,000	$0.450		$183,600
Private placement	06/30/13	260,000	$0.500		$130,000
Note conversion	07/01/13	3,000,000	$0.250		$750,000
Warrant exercise	08/19/13	3,000,000	$0.100		$300,000
Private Placement	09/20/13	1,100,000	$0.450		$495,000
Private Placement	09/25/13	1,100,000	$0.450		$495,000
Services	09/25/13	66,000	$0.450		$29,700
Private Placement	11/11/13	100,000	$0.050		$50,000
Services	12/11/13	66,000	$0.001		$66
Warrant Exercise	12/18/13	1,250,000	$0.010		$125,000

* - Stock-based compensation was calculated at fair value on the grant date and the expense is being amortized over the vesting period and service period.  $1,682,280 of compensation expense will be recognized over the next twelve months.

Common Stock Warrants

We have issued warrants, which are fully vested and available for exercise, as follows:

Class of Warrant	Issued in connection with or for	Number		Exercise Price	Date of Issue	Date Vest	Date of Expiration
A-1	Debt	1,750,000	(1)	$0.10	December 2012	December 2013	December 2015
A-2	Services	1,000,000		$0.15	May 2013	May 2014	May 2018
A-3	Services	500,000		$0.50	June 2013	June 2014	June 2018
A-4	Services	1,000,000		$1.00	October 2013	October 2013	October 2016

(1)	1,250,000 shares were exercised on December 18, 2013. We issued the shares in the name of the investor on December 18, 2013 in anticipation of payment. At December 31, 2013 we had not received payment and recorded a stock subscription receivable form the investor. On January 24, 2014 we received the proceeds and released the shares to the investor.

The valuation of the warrants utilized the following assumptions utilizing a Black-Scholes pricing model:

Warrant	Fair Value	Dividend Yield	Volatility	Contractual Lives (Yrs.)	Risk-Free Rate
A-1	$1,050,000	0.00%	593.00%	2.0	1.58%
A-2	$300,000	0.00%	593.00%	5.0	0.84%
A-3	$250,000	0.00%	598.12%	5.0	1.20%
A-4	$800,000	0.00%	647.97%	3.0	0.64%

The fair value of warrants issued during the twelve-month period ended December 31, 2013 ranged from $0.15 to $1.00. Our computation of expected volatility is based on our historical volatility. The interest rates are based on the U.S. Treasury Yield curve in effect at the time of grant. We do not expect to pay dividends. The fair values are being amortized over the life of the warrants.

The following is a summary of outstanding and exercisable warrants at December 31, 2013:

	Outstanding			Exercisable
Range of Exercise Prices	Weighted Average Number Outstanding at 12/31/13	Outstanding Remaining Contractual Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 12/31/13	Weighted Average Exercise Price
$0.10	1,750,000	2.00	$0.10	1,750,000	$0.10
$0.15	1,000,000	4.50	$0.15	-	-
$0.50	500,000	4.75	$0.50	-	-
$1.00	1,000,000	4.50	$1.00	1,000,000	$1.00
$0.37	4,250,000	3.90	$0.37	2,750,000	$0.43

The intrinsic value of warrants outstanding at December 31, 2013 was $912,500.